Operations (Details) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2014 USD ($)	Dec. 31, 2020 Vote
Class A ordinary shares
Operations
Number of votes each share is entitled to		1
Number of Class A shares converted from Class B shares		1
Class B ordinary shares
Operations
Number of votes each share is entitled to		3
IPO | Class A ordinary shares
Operations
Proceeds from IPO | $	$ 306.5
Weimeng
Operations
Percentage of Direct/Indirect Economic Interest in VIEs		99.00%
Weibo Interactive
Operations
Percentage of Direct/Indirect Economic Interest in VIEs		100.00%
Weimeng Chuangke
Operations
Percentage of Direct/Indirect Economic Interest in VIEs		100.00%
Weibo HK
Operations
Percentage of Direct/Indirect Economic Interest		100.00%
Weibo Technology
Operations
Percentage of Direct/Indirect Economic Interest		100.00%
WB Online
Operations
Percentage of Direct/Indirect Economic Interest		100.00%